Expense Example {- Health Care Portfolio} - 02.28 VIP Health Care Portfolio_Service Class 2_PRO-04 - Health Care Portfolio - Service Class 2	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084